Xtrackers S and P Dividend Aristocrats Screened ETF Average Annual Total Returns		12 Months Ended	26 Months Ended	46 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P High Yield Dividend Aristocrats Screened Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.79%	4.89%
S&P Composite 1500 Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		23.95%	23.12%	12.52%
Xtrackers S and P Dividend Aristocrats Screened ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.48%	3.61%
Xtrackers S and P Dividend Aristocrats Screened ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.35%	3.17%
Xtrackers S and P Dividend Aristocrats Screened ETF | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.65%	4.75%
Performance Inception Date	Nov. 09, 2022